Bank Loans	12 Months Ended
Mar. 31, 2025
Bank Loans [Abstract]
BANK LOANS

NOTE 10 — BANK LOANS

Bank loans consist of the following:

Provider	Loan period	Interest rate	March 31, 2025	March 31, 2024
Bank of Communications*	May 30, 2024 to May 30, 2025	4.13%	$281,120	$—
Ping’an Bank**	February 7, 2025 to February 6, 2026	4.50%	413,411	—
Industrial Bank*	November 13, 2024 to November 13, 2025	3.80%	358,290	—
China Resources Bank of Zhuhai Co., Ltd*	October 22, 2024 to October 22, 2025	4.26%	292,144	—
Bank of China*	December 6, 2024 to December 5, 2025	3.55%	168,038	—
Bank of China*	December 24, 2024 to December 23, 2025	3.55%	82,765	—
Shanghai Pudong Development Bank***	December 13, 2024 to December 13, 2025	3.20%	401,007	—
Industrial Bank*	August 25, 2023 to August 25, 2024	3.85%	—	159,273
China Resources Bank of Zhuhai Co., Ltd*	October 23, 2023 to October 23, 2024	5.53%	—	293,617
Bank of China*	December 6, 2023 to December 6, 2024	3.90%	—	252,067
Shanghai Pudong Development Bank***	December 13, 2023 to December 13, 2024	3.65%	—	403,030
China Minsheng Bank*	February 27, 2024 to February 27, 2025	4.51%	—	553,994
Short-term bank loans			$1,996,775	$1,661,981

Shenzhen Qianhai WeBank Company Limited*	April 1, 2024 to March 16, 2026	13.77%	47,247	—
Current portion of long-term bank loans			$47,247	$—

China Construction Bank*	June 14, 2023 to June 14, 2026	4.05%	287,872	289,323
Non-current portion of long-term bank loans			$287,872	$289,323

The weighted average interest rate for the short-term bank loans for the years ended March 31, 2025, 2024 and 2023, was approximately 3.96%, 4.33% and 4.05%, respectively. The weighted average interest rate for the long-term bank loans for the years ended March 31, 2025, 2024 and 2023, was approximately 5.42%, 4.05% and 10.98%, respectively. All the bank loans were denominated in RMB.

*	The loans were guaranteed by a shareholder.
**	The loan was unsecured.
***	The loan was guaranteed by a shareholder and a related party.